Convertible bonds and notes (Tables)	12 Months Ended
Sep. 30, 2025
Convertible Bonds And Notes
Schedule of fair value assumptions of convertible note
	Original Note	New Note
Bond Yield	31.53%	31.54%
Risk-free Rate	3.70%	3.64%
Dividend yield	0.00%	0.00%
Spot share price	0.205	0.205
Volatility	69.94%	71.44%

Schedule of reconciliation of the fair value measurements of convertible note using significant unobservable inputs

The following table provides additional information about the reconciliation of the fair value measurements of Convertible Notes using significant unobservable inputs (Level 3):

Convertible Notes
Initial fair value of Convertible Notes as of September 19, 2025	4,551
Change in fair value	948
Conversion to shares	(315)
Balance as of September 30, 2025	5,184